Income Taxes (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax benefits:
Net operating loss carryforwards	$ 231,326	$ 196,114
Other tax carryforwards	3,065	1,768
Employee benefits	30,040	30,489
Accrued expenses	25,201	24,840
Depreciation and amortization	20,193	15,935
Other	5,067	2,544
Total deferred tax assets	314,892	271,690
Valuation allowance	(246,425)	(104,256)
Deferred tax assets, net of valuation allowance	68,467	167,434
Deferred tax liabilities:
Depreciation and amortization	(4,097)	0
Growing crops	(18,331)	(17,379)
Trademarks	(127,533)	(136,696)
Discount on Convertible Notes	(18,285)	(22,017)
Other	(2,606)	(4,397)
Total deferred tax liabilities	(170,852)	(180,489)
Net deferred tax liabilities	$ (102,385)	$ (13,055)